SCHEDULE OF OUTSTANDING WARRANT (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	21,090,873		21,090,873
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	18,901,290	[1]	18,901,290
Warrant description	LACQ warrants	[1]	LACQ warrants
Warrant One [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 10.00	[1]	$ 10.00
Warrant One [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 11.50	[1]	$ 11.50
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	1,106,108	[2]	1,106,108
Exercise price	$ 0.46	[2]	$ 4.50
Warrant description	Share subscription facility	[2]	Share subscription facility
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	361,158	[3]	361,158
Exercise price	$ 7.63	[3]	$ 7.63
Warrant description	Convertible note	[3]	Convertible note
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant	722,317	[4]	722,317
Exercise price	$ 7.63	[4]	$ 7.63
Warrant description	Convertible note	[4]	Convertible note

[1]	On June 30, 2021, as a result of the closing of the business combination, the Company assumed a total of 18,901,290 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $10.00 and $11.50 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 10,000,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 8,901,290 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.
[2]	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 1,106,108 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $10.01 per share. The grant date fair value of the warrants, based on the $14.49 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.
[3]	On September 24, 2021, the Company issued 361,158 warrants in connection with the issuance of the convertible notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026.
[4]	On November 5, 2021, the Company issued 722,317 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $7.63 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026.